Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2020
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Financial assets and financial liabilities
34.	Financial assets and financial liabilities

	Note	Financial assets at fair value through profit or loss	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total
		RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

As of December 31, 2019

Financial assets
Quoted equity securities	1 4	9,235	—	—	—	9,235
Trade and bills receivable	1 5	—	737,067	7,005,234	—	7,742,301
Other receivables	1 5	—	161,292	—	—	161,292
Cash and bank balances	1 6	—	6,390,918	—	—	6,390,918

		9,235	7,289,277	7,005,234	—	14,303,746

Financial liabilities
Trade and other payables	2 2	—	—	—	8,584,360	8,584,360
Lease liabilities	2 5	—	—	—	60,007	60,007
Loans and borrowings	2 6 (b)	—	—	—	2,055,046	2,055,046

		—	—	—	10,699,413	10,699,413

	Note	Financial assets at fair value through profit or loss	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total	Total
		RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

As of December 31, 2020

Financial assets
Quoted equity securities	1 4	6,258	—	—	—	6,258	967
Trade and bills receivable	1 5	—	289,048	7,793,343	—	8,082,391	1,248,959
Other receivables	1 5	—	76,195	—	—	76,195	11,774
Cash and bank balances	1 6	—	6,447,538	—	—	6,447,538	996,328

		6,258	6,812,781	7,793,343	—	14,612,382	2,258,028

Financial liabilities
Trade and other payables	2 2	—	—	—	10,216,632	10,216,632	1,578,760
Lease liabilities	2 5	—	—	—	39,778	39,778	6,147
Loans and borrowings	2 6 (b)	—	—	—	2,230,000	2,230,000	344,598

		—	—	—	12,486,410	12,486,410	1,929,505

Quoted equity securities relates to the Group’s investment in TCL, which is a company listed on the Main Board of the Singapore Exchange and is involved in investment in real estate and marketing & distributing brands in beauty, wellness and lifestyle categories. Fair values of the quoted equity shares are determined by reference to published price quotations in an active market.
Financial assets/liabilities through profit or loss reflect the positive/negative change in fair value of the foreign exchange forward contract that is not designated in hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk.
Changes in liabilities arising from financing activities

	January 1, 2019	Effect of adoption of IFRS 16	January 1, 2019 (Restated)	Cash flows	Addition	Accretion of interest	Foreign exchange movement	Translation reserve	Others	December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

As of December 31, 2019

Loans and borrowings
- current	2,001,014	—	2,001,014	39,979	—	—	(1,469)	444	15,078	2,055,046
- non-current	15,078	—	15,078	—	—	—	—	—	(15,078)	—
Obligations under finance leases
- current	14	(14)	—	—	—	—	—	—	—	—
- non-current	34	(34)	—	—	—	—	—	—	—	—
Lease liabilities
- current	—	42,457	42,457	(51,283)	6,008	2,918	—	24	28,509	28,633
- non-current	—	54,395	54,395	—	5,465	—	—	23	(28,509)	31,374

Total liabilities from financing activities	2,016,140	96,804	2,112,944	(11,304)	11,473	2,918	(1,469)	491	—	2,115,053

	January 1, 2020	Cash flows	Addition	Accretion of interest	Foreign exchange movement	Translation reserve	Others	December 31, 2020	December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

As of December 31, 2020

Loans and borrowings
- current	2,055,046	(326,280)	—	—	1,228	6	—	1,730,000	267,334
- non-current	—	500,000	—	—	—	—	—	500,000	77,264
Lease liabilities
- current	28,633	(37,561)	4,039	2,198	—	409	25,037	22,755	3,516
- non-current	31,374	—	11,217	—	—	(531)	(25,037)	17,023	2,631

Total liabilities from financing activities	2,115,053	136,159	15,256	2,198	1,228	(116)	—	2,269,778	350,745

The ‘Others’ column includes the effect of reclassification of non-current
port
i
on of loans and borrowings, including obligations under finance leases and lease liabilities due to the passage of time.